Financial Instruments - Carrying Amounts and Fair Values of Financial Instruments (Details) - CAD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Other long-term liabilities
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, carrying amount	$ (232)	$ (207)
Other long-term liabilities | Level 1
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, at fair value	0	0
Other long-term liabilities | Level 2
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, at fair value	(160)	(112)
Other long-term liabilities | Level 3
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, at fair value	(72)	(95)
Fixed rate long-term debt
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, carrying amount	(21,453)	(20,982)
Fixed rate long-term debt | Fixed interest rate
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, carrying amount	(14,254)	(14,110)
Fixed rate long-term debt | Fixed interest rate | Level 1
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, at fair value	(16,598)	(15,938)
Fixed rate long-term debt | Fixed interest rate | Level 2
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, at fair value	0	0
Fixed rate long-term debt | Fixed interest rate | Level 3
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, at fair value	0	0
Investments
Disclosure of detailed information about financial instruments [line items]
Financial assets, carrying amount	305	490
Investments | Level 1
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	305	490
Investments | Level 2
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	0	0
Investments | Level 3
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	0	0
Other long-term assets
Disclosure of detailed information about financial instruments [line items]
Financial assets, carrying amount	691	942
Other long-term assets | Level 1
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	0	0
Other long-term assets | Level 2
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	136	290
Other long-term assets | Level 3
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	$ 555	$ 652